EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - Management Share Option Plan - Equity-Settled Share-Based Payment Arrangement	Dec. 31, 2018 USD ($) year shares	Dec. 31, 2017 USD ($) year shares	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share		$ 27.71	$ 12.35	$ 25.77	$ 15.63
Class A shares
Disclosure of classes of share capital [line items]
Vested (in shares)	22,685,000	22,310,000	22,310,000
Unvested (in shares)	14,847,000	15,380,000	15,380,000
Number of share options outstanding in share-based payment arrangement	37,532,000	37,690,000	37,690,000
Class A shares | C$11.77
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 11.77	$ 11.77
Weighted-Average Remaining Life (in years) | year	0.2	1.2	1.2
Vested (in shares)	790,000	2,620,000	2,620,000
Unvested (in shares)	0	0	0
Number of share options outstanding in share-based payment arrangement	790,000	2,620,000	2,620,000
Class A shares | Range two
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share	$ 15.45		$ 21.08
Weighted-Average Remaining Life (in years) | year	1.2	0.1	0.1
Vested (in shares)	4,255,000	177,000	177,000
Unvested (in shares)	0	0	0
Number of share options outstanding in share-based payment arrangement	4,255,000	177,000	177,000
Class A shares | Range three
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $		$ 15.45
Weighted-Average Remaining Life (in years) | year	2.8	2.2	2.2
Vested (in shares)	5,160,000	4,772,000	4,772,000
Unvested (in shares)	0	0	0
Number of share options outstanding in share-based payment arrangement	5,160,000	4,772,000	4,772,000
Class A shares | Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	5.5	3.8	3.8
Vested (in shares)	8,410,000	5,834,000	5,834,000
Unvested (in shares)	3,293,000	0	0
Number of share options outstanding in share-based payment arrangement	11,703,000	5,834,000	5,834,000
Class A shares | Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	6.1	6.5	6.5
Vested (in shares)	2,873,000	6,858,000	6,858,000
Unvested (in shares)	2,115,000	5,967,000	5,967,000
Number of share options outstanding in share-based payment arrangement	4,988,000	12,825,000	12,825,000
Class A shares | Exercise Price Range Six [Member]
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year	8.6	7.1	7.1
Vested (in shares)	1,197,000	2,049,000	2,049,000
Unvested (in shares)	9,439,000	3,191,000	3,191,000
Number of share options outstanding in share-based payment arrangement	10,636,000	5,240,000	5,240,000
Class A shares | Exercise Price Range Seven [Member]
Disclosure of classes of share capital [line items]
Weighted-Average Remaining Life (in years) | year		9.1	9.1
Vested (in shares)		0	0
Unvested (in shares)		6,222,000	6,222,000
Number of share options outstanding in share-based payment arrangement		6,222,000	6,222,000
Bottom of range | Class A shares | Range three
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 16.83
Bottom of range | Class A shares | Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	25.21	$ 16.83
Bottom of range | Class A shares | Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	33.75	25.21
Bottom of range | Class A shares | Exercise Price Range Six [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	36.88	33.75
Bottom of range | Class A shares | Exercise Price Range Seven [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $		36.88
Top of range | Class A shares | Range three
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	23.37
Top of range | Class A shares | Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	30.59	23.37
Top of range | Class A shares | Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	36.32	30.59
Top of range | Class A shares | Exercise Price Range Six [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $	$ 44.24	36.32
Top of range | Class A shares | Exercise Price Range Seven [Member]
Disclosure of classes of share capital [line items]
Exercise Price (in dollars per share | $		$ 37.75